Shareholder Report, Holdings (Details)	Jun. 30, 2024
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | Long Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	128.90%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 | Short Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | Long Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	128.90%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) | Short Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | Long Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	128.90%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) | Short Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%